Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 21, 2011
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 21, 2011
Prospectus Date	rr_ProspectusDate	Apr 15, 2011

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS High Income Plus Fund (Effective on or about February 1, 2012: DWS Global High Income Fund)

Effective on or about February 1, 2012, the fund will change its name to DWS Global High Income Fund.

Effective on or about February 1, 2012, the following disclosure replaces in its entirety the first two paragraphs contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and of the "FUND DETAILS" section of the fund's prospectus:

Main investments. Under normal conditions, the fund invests at least 65% of total assets in domestic and foreign below investment grade debt securities (rated below the fourth highest category, junk bonds), including those whose issuers are located in countries with new or emerging securities markets. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities of foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

The fund may invest in securities of any credit quality, and may include debt securities not paying interest currently and securities in default. The fund may invest up to 15% of total assets to buy or sell protection on credit exposure, and up to 20% of net assets in common stocks, preferred shares and other equity securities. The fund may invest up to 35% of total assets in cash or money market instruments to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase. The fund may also purchase convertible securities, securities on a when-issued basis and engage in short sales.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Apr 15, 2011
Supplement [Text Block]	cik0000747677_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS High Income Plus Fund (Effective on or about February 1, 2012: DWS Global High Income Fund)

Effective on or about February 1, 2012, the fund will change its name to DWS Global High Income Fund.

Effective on or about February 1, 2012, the following disclosure replaces in its entirety the first two paragraphs contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and of the "FUND DETAILS" section of the fund's prospectus:

Main investments. Under normal conditions, the fund invests at least 65% of total assets in domestic and foreign below investment grade debt securities (rated below the fourth highest category, junk bonds), including those whose issuers are located in countries with new or emerging securities markets. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities of foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

The fund may invest in securities of any credit quality, and may include debt securities not paying interest currently and securities in default. The fund may invest up to 15% of total assets to buy or sell protection on credit exposure, and up to 20% of net assets in common stocks, preferred shares and other equity securities. The fund may invest up to 35% of total assets in cash or money market instruments to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase. The fund may also purchase convertible securities, securities on a when-issued basis and engage in short sales.

DWS High Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000747677_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS High Income Plus Fund (Effective on or about February 1, 2012: DWS Global High Income Fund)

Effective on or about February 1, 2012, the fund will change its name to DWS Global High Income Fund.

Effective on or about February 1, 2012, the following disclosure replaces in its entirety the first two paragraphs contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and of the "FUND DETAILS" section of the fund's prospectus:

Main investments. Under normal conditions, the fund invests at least 65% of total assets in domestic and foreign below investment grade debt securities (rated below the fourth highest category, junk bonds), including those whose issuers are located in countries with new or emerging securities markets. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities of foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

The fund may invest in securities of any credit quality, and may include debt securities not paying interest currently and securities in default. The fund may invest up to 15% of total assets to buy or sell protection on credit exposure, and up to 20% of net assets in common stocks, preferred shares and other equity securities. The fund may invest up to 35% of total assets in cash or money market instruments to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase. The fund may also purchase convertible securities, securities on a when-issued basis and engage in short sales.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 15, 2011